Staff Cost	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Staff Cost

Note 6—Staff Cost

	2017	2016	2015
	(EUR’000)
Wages and salaries	19,918	15,288	9,211
Share-based payment	9,709	7,321	1,713
Pension costs	324	49	42
Social security costs	1,156	913	697

Total salary expenses	31,107	23,571	11,663

Compensation to Key Management Personnel
Wages and salaries	1,731	1,449	1,397
Share-based payment	3,576	2,548	508
Social security costs	70	72	74

Total compensation to Key Management Personnel	5,377	4,069	1,979

Average number of employees	121	92	63

Staff costs are recognized in the statement of profit or loss as follows:

	2017	2016	2015
	(EUR’000)
Research and development costs	21,845	15,829	7,199
General and administrative expenses	9,262	7,742	4,464

Total staff costs	31,107	23,571	11,663

Share-based payment

Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all of our employees, members of our board of directors and select external consultants.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of December 31, 2017, 6,440,812 warrants had been granted, of which 19,580 warrants have been cancelled, 1,600,845 warrants have been exercised, 2,168 warrants have expired without being exercised, and 197,065 warrants have been forfeited. As of December 31, 2017, our board of directors was authorized to grant up to 1,578,592 additional warrants to our employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of our ordinary shares at the time of grant as determined by our board of directors. The exercise prices of outstanding warrants under our warrant programs range from €6.48 to €31.60 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods as described below. Apart from exercise prices and exercise periods, the programs are similar.

Vesting Conditions

Warrants issued during the period from 2008 to 2012 generally vested over 36 months with 1/36 of the warrants vesting per month from the date of grant. However, some of these warrants were subject to shorter vesting periods, to a minimum of 24 months. All such warrants have been exercised or have expired as of December 31, 2017.

Effective from and after December 2012, warrants granted generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant.

Effective from and after December 2016, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.

Warrants generally cease to vest from the date of termination in the event that (i) the warrant holder terminates the employment contract and the termination is not a result of breach of the employment terms by us, or (ii) in the event that we terminate the employment contract and the warrant holder has given us good reason to do so. The warrant holder will, however, be entitled to exercise vested warrants in the first exercise period after termination.

Warrants issued to consultants, advisors and board members only vest so long as the consultant, advisor or board member continues to provide services to us.

Exercise Periods

Vested warrants may be exercised during certain exercise periods each year. For 817,360 outstanding warrants, there are two annual exercise periods that continue for 21 days from and including the day after the publication of (i) the annual report notification—or if such notification is not published—the annual report and (ii) our interim report (six-month report). For these warrants, the last exercise period is 21 days from and including the day after the publication of our interim report for the first half of 2023. For 476,657 outstanding warrants granted in connection with our Preference D financing, there are four annual exercise periods that continue for 21 days following the day of publication of (i) our interim report (three-month report); (ii) the annual report notification—or if such notification is not published—the annual report; (iii) our interim report (six-month report); and (iv) our interim report (nine-month report). For these warrants, the last exercise period is 21 days following the publication of our interim report (nine-month report) in 2023. For 3,327,137 warrants granted on or after December 18, 2015, there are four annual exercise periods; each exercise period begins two full trading days after the publication of the public release of our earnings data of a fiscal quarter and continues until the end of the second-to-last trading day in which quarter the relevant earnings release is published. The warrants granted in December 2015 and later expire ten years after the grant date.

In the event of liquidation, a merger, a demerger or a sale or share exchange of more than 50% of our share capital, the warrantholders may be granted an extraordinary exercise period immediately prior to the transaction in which warrants may be exercised.

Warrants not exercised by the warrant holder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrant holder.

If the warrant holder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to us at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with us should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined exercise periods.

Adjustments

Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to our share capital at a price below or above market value, respectively, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.

On January 13, 2015, in preparation for the Company’s IPO, the shareholders decided at an extraordinary general meeting to issue bonus shares in the ratio of 3:1 of the Company’s authorized, issued and outstanding ordinary and preference shares. The decision had a corresponding impact on the number of warrants issued and the exercise prices for outstanding warrants. Accordingly, the number of warrants was adjusted upwards in the ratio of 3:1 with a corresponding downward adjustment of the exercise prices in the ratio of 3:1. The effect of the bonus shares has been retrospectively reflected in all periods presented in these financial statements.

Warrant Activity

The following table specifies the warrant activity during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2015	2,999,824	5.70

Granted during the year	1,022,908	15.68
Exercised during the year	(1,292,462)	3.34
Forfeited during the year	(112,199)	7.65
Expired during the year	(2,168)	3.06

Outstanding at December 31, 2015	2,615,903	10.69

Granted during the year	1,202,500	17.69
Exercised during the year	(115,212)	7.63
Forfeited during the year	(11,426)	13.88
Expired during the year	—	—

Outstanding at December 31, 2016	3,691,765	13.05

Granted during the year	1,196,000	30.15
Exercised during the year	(193,171)	8.49
Forfeited during the year	(73,440)	16.42
Expired during the year	—	—
Outstanding at December 31, 2017	4,621,154	17.62

Vested at the balance sheet date	2,034,791	11.48

As of December 31, 2017, a total of 4,621,154 warrants were outstanding with a weighted average exercise price of €17.62. 2,034,791 of these warrants had vested as of December 31, 2017 with a weighted average exercise price of €11.48. For comparison, as of December 31, 2016, a total of 3,691,765 warrants were outstanding with a weighted average exercise price of €13.05. 1,439,066 of these warrants had vested as of December 31, 2016 with a weighted average exercise price of €9.36. As of December 31, 2015, a total of 2,615,903 warrants were outstanding with a weighted average exercise price of €10.69. 864,623 of these warrants had vested as of December 31, 2015 with a weighted average exercise price of €7.74.

Warrant Compensation Costs

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to or above the estimated market price of our shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of our own share price.

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected volatility	54 — 60%	57 — 60%	61 — 63%
Risk-free interest rate	(0.34) — 0.25%	(0.32) — 0.30%	0.25 — 0.45%
Expected life of warrants (years)	5.05 — 7.10	5.05 — 7.13	5.05 — 7.05
Weighted average exercise price	€30.15	€17.69	€15.67
Fair value of warrants granted in the year	€9.65 — 17.29	€5.78 — 11.07	€8.02 — 9.45

Warrant compensation cost is recognized in the statement of profit or loss over the vesting period of the warrants granted.

	2017	2016	2015
	(EUR’000)
Research and development costs	4,775	3,722	718
General and administrative expenses	4,934	3,599	995

Total warrant compensation costs	9,709	7,321	1,713

Value of Outstanding Warrants

For the year ended December 31, 2017, the aggregate fair value of outstanding warrants has been calculated at €111.9 million using the Black-Scholes Option Pricing model. The following table specifies the weighted average exercise price and the weighted average life of outstanding warrants:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	609,383	8.00	91-92
Granted in March, June, September and December	2013	91,681	8.00	91-92
Granted in January, March, June and November	2014	592,953	6.78	92-93
Granted in December	2015	963,658	15.68	119-120
Granted in March, May, June, July, August, November and December	2016	1,167,479	17.67	120
Granted in January, February, March, April, May, June, July, August, September, October, November and December	2017	1,196,000	30,15	120

Outstanding at December 31, 2017		4,621,154	17.62	112

Vested at the balance sheet date		2,034,791	11.48

For the year ended December 31, 2016, the aggregate fair value of outstanding warrants has been calculated at €49.4 million using the Black-Scholes Option Pricing model. The following table specifies the weighted average exercise price and the weighted average life of outstanding warrants:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	645,655	8.00	91-92
Granted in March, June, September and December	2013	128,848	8.00	91-92
Granted in January, March, June, and November	2014	700,614	6.89	92-93
Granted in December	2015	1,016,596	15.68	119-120
Granted in March, May, June, July, August, November and December	2016	1,200,052	17.70	120

Outstanding at December 31, 2016		3,691,765	13.05	109

Vested at the balance sheet date		1,439,066	9.36

For the year ended December 31, 2015, a total of 2,615,903 warrants were outstanding with a weighted average exercise price of €10.69 and weighted average life of 102 to 103 months:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	665,188	8.00	91-92
Granted in March, June, September and December	2013	137,349	8.00	91-92
Granted in January, March, June, and November	2014	790,458	7.04	92-93
Granted in December	2015	1,022,908	15.68	119-120

Outstanding at December 31, 2015		2,615,903	10.69	102-103

Vested at the balance sheet date		864,623	7.74